Report of Directors Financial Review Risk Report (Tables)	12 Months Ended
Dec. 31, 2025
Report of Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments

Maximum exposure to credit risk
(Audited)
	At 31 Dec 2025			At 31 Dec 2024
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	988,399	(25,671)	962,728	930,658	(22,822)	907,836
– personal	471,731	(3,568)	468,163	444,701	(2,256)	442,445
– corporate and commercial	416,979	(20,636)	396,343	403,929	(18,897)	385,032
– non-bank financial institutions	99,689	(1,467)	98,222	82,028	(1,669)	80,359
Loans and advances to banks at amortised cost	108,462	—	108,462	102,039	—	102,039
Other financial assets held at amortised cost	888,882	(5,865)	883,017	827,193	(4,383)	822,810
– cash and balances at central banks	242,859	—	242,859	267,674	—	267,674
– Hong Kong Government certificates of indebtedness	44,063	—	44,063	42,293	—	42,293
– reverse repurchase agreements – non-trading	298,392	(5,865)	292,527	252,549	(4,383)	248,166
– financial investments	182,089	—	182,089	153,973	—	153,973
– prepayments, accrued income and other assets	121,479	—	121,479	110,704	—	110,704
Assets held for sale	11,115	—	11,115	27,234	—	27,234
Derivatives	237,740	(229,223)	8,517	268,637	(254,257)	14,380
Total on-balance sheet exposure to credit risk	2,234,598	(260,759)	1,973,839	2,155,761	(281,462)	1,874,299
Total off-balance sheet	1,068,162	—	1,068,162	970,610	—	970,610
– financial and other guarantees	119,840	—	119,840	109,380	—	109,380
– loan and other credit-related commitments	948,322	—	948,322	861,230	—	861,230
Total	3,302,760	(260,759)	3,042,001	3,126,371	(281,462)	2,844,909

Loans and advances to customers including loan commitments by level of collateral for key countries/territories (by stage) at 31 December 2025
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	$m	$m	$m	$m	$m	%	%	%	%	%
Residential mortgages
Fully collateralised by LTV ratio	383,401	18,150	2,573		404,124	—	0.6	10.5		0.1
– less than 50%	159,089	9,161	1,336		169,586	—	0.4	8.3		0.1
– 51% to 70%	125,204	5,484	751		131,439	—	0.6	11.2		0.1
– 71% to 80%	46,175	1,934	258		48,367	—	0.7	13.8		0.1
– 81% to 90%	37,415	971	167		38,553	—	0.9	15.9		0.1
– 91% to 100%	15,518	600	61		16,179	—	1.5	20.2		0.1
Partially collateralised (A): LTV > 100%	4,924	138	97		5,159	—	2.2	44.3		0.9
– collateral value on A	4,707	129	66		4,902
of which: UK
Fully collateralised by LTV ratio	190,214	13,257	816		204,287	—	0.3	9.7		0.1
– less than 50%	77,859	7,260	421		85,540	—	0.1	8.2		0.1
– 51% to 70%	61,605	4,183	254		66,042	—	0.3	8.7		0.1
– 71% to 80%	25,237	1,226	85		26,548	—	0.5	14.0		0.1
– 81% to 90%	22,218	548	46		22,812	—	0.7	16.1		0.1
– 91% to 100%	3,295	40	10		3,345	—	1.0	27.0		0.1
Partially collateralised (B): LTV > 100%	58	2	8		68	—	0.6	32.5		3.8
– collateral value on B	29	1	7		37
of which: Hong Kong
Fully collateralised by LTV ratio	102,801	1,503	165		104,469	—	—	0.7		—
– less than 50%	40,518	762	83		41,363	—	—	0.2		—
– 51% to 70%	31,015	345	41		31,401	—	—	0.5		—
– 71% to 80%	6,698	83	17		6,798	—	0.1	1.8		—
– 81% to 90%	12,906	132	12		13,050	—	0.2	0.8		—
– 91% to 100%	11,664	181	12		11,857	—	0.2	2.5		—
Partially collateralised (C): LTV > 100%	4,781	87	18		4,886	—	0.2	8.3		—
– collateral value on C	4,593	85	16		4,694
Commercial real estate
Not collateralised	36,879	3,792	1,310	6	41,987	0.1	2.7	64.6	—	2.3
Fully collateralised by LTV ratio	26,814	16,633	6,942	13	50,402	0.1	1.7	13.3	—	2.4
– less than 50%	13,415	10,682	2,563	13	26,673	0.1	1.4	11.0	—	1.7
– 51% to 75%	9,168	4,770	2,755	—	16,693	0.2	2.2	13.5	—	2.9
– 76% to 90%	2,232	915	1,055	—	4,202	0.1	1.9	13.6	—	3.9
– 91% to 100%	1,999	266	569	—	2,834	0.1	2.3	21.6	—	4.6
Partially collateralised (A): LTV > 100%	3,635	350	1,093	80	5,158	0.1	3.1	35.4	57.5	8.7
– collateral value on A	2,317	240	780	33	3,370
of which: UK
Not collateralised	8,633	389	56	—	9,078	0.2	8.2	19.6	—	0.7
Fully collateralised by LTV ratio	12,426	1,661	354	—	14,441	0.2	2.6	21.8	—	1.0
– less than 50%	4,606	430	36	—	5,072	0.2	1.4	38.9	—	0.6
– 51% to 75%	5,772	914	209	—	6,895	0.2	3.8	24.9	—	1.4
– 76% to 90%	1,511	308	107	—	1,926	0.1	1.0	9.3	—	0.7
– 91% to 100%	537	9	2	—	548	0.2	5.1	61.2	—	0.4
Partially collateralised (B): LTV > 100%	2,111	115	67	61	2,354	0.1	0.9	17.9	47.5	1.9
– collateral value on B	1,381	109	42	30	1,562
of which: Hong Kong
Not collateralised	14,360	2,691	1,088	6	18,145	—	2.4	66.5	—	4.4
Fully collateralised by LTV ratio	5,588	12,969	5,467	—	24,024	0.1	0.8	10.6	—	2.9
– less than 50%	4,008	9,705	2,284	—	15,997	0.1	0.9	8.2	—	1.8
– 51% to 75%	1,167	2,927	2,033	—	6,127	0.2	0.5	10.9	—	3.9
– 76% to 90%	59	294	705	—	1,058	—	1.7	8.4	—	6.0
– 91% to 100%	354	43	445	—	842	—	2.3	25.2	—	13.4
Partially collateralised (C): LTV > 100%	198	110	1,022	19	1,349	—	0.3	36.7	84.2	29.0
– collateral value on C	149	11	734	3	897
Other corporate, commercial and financial (non-bank)
Not collateralised	797,344	60,899	6,186	215	864,644	0.1	0.9	43.5	6.5	0.4
Fully collateralised by LTV ratio	88,647	13,101	3,611	29	105,388	0.1	1.6	14.5	55.2	0.8
– less than 50%	37,949	5,009	1,446	—	44,404	0.1	1.2	12.3	—	0.6
– 51% to 75%	21,397	4,855	1,249	29	27,530	0.1	2.4	16.7	55.2	1.3
– 76% to 90%	8,253	1,318	677	—	10,248	0.1	1.5	14.0	—	1.2
– 91% to 100%	21,048	1,919	239	—	23,206	—	0.6	16.7	—	0.3
Partially collateralised (A): LTV > 100%	53,980	6,337	2,130	—	62,447	0.1	0.7	45.6	—	1.7
– collateral value on A	24,763	2,942	1,199	—	28,904

Loans and advances to customers including loan commitments by level of collateral for key countries/territories (by stage) at 31 December 2024
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	$m	$m	$m	$m	$m	%	%	%	%	%
Residential mortgages
Fully collateralised by LTV ratio	332,641	34,203	2,371		369,215	—	0.4	10.0		0.1
– less than 50%	141,331	18,076	1,238		160,645	—	0.2	7.6		0.1
– 51% to 70%	111,963	11,507	698		124,168	—	0.4	11.2		0.1
– 71% to 80%	39,374	3,040	242		42,656	—	0.7	13.1		0.1
– 81% to 90%	25,514	1,264	131		26,909	—	0.9	15.0		0.1
– 91% to 100%	14,459	316	62		14,837	—	1.8	22.4		0.1
Partially collateralised (A): LTV > 100%	12,031	139	103		12,273	—	3.2	46.2		0.4
– collateral value on A	11,274	126	70		11,470
of which: UK
Fully collateralised by LTV ratio	151,264	30,574	747		182,585	—	0.2	8.5		0.1
– less than 50%	62,753	16,689	445		79,887	—	0.1	6.9		0.1
– 51% to 70%	50,374	10,456	206		61,036	—	0.2	9.7		0.1
– 71% to 80%	20,552	2,423	64		23,039	—	0.4	12.1		0.1
– 81% to 90%	15,965	939	23		16,927	—	0.6	13.0		0.1
– 91% to 100%	1,620	67	9		1,696	—	0.7	16.7		0.1
Partially collateralised (B): LTV > 100%	146	15	5		166	—	1.0	27.7		0.9
– collateral value on B	109	12	4		125
of which: Hong Kong
Fully collateralised by LTV ratio	95,751	756	138		96,645	—	—	1.3		—
– less than 50%	38,894	372	79		39,345	—	—	0.4		—
– 51% to 70%	30,088	227	31		30,346	—	—	0.4		—
– 71% to 80%	6,783	47	11		6,841	—	—	5.1		—
– 81% to 90%	7,602	42	9		7,653	—	0.2	1.1		—
– 91% to 100%	12,384	68	8		12,460	—	0.1	8.8		—
Partially collateralised (C): LTV > 100%	11,744	103	14		11,861	—	0.2	19.1		—
– collateral value on C	11,034	96	12		11,142
Commercial real estate
Not collateralised	36,168	4,709	1,704	—	42,581	0.1	9.0	47.5	—	3.0
Fully collateralised by LTV ratio	37,090	11,909	5,254	—	54,253	0.1	1.7	7.8	—	1.2
– less than 50%	20,522	5,154	2,413	—	28,089	0.1	1.7	5.7	—	0.9
– 51% to 75%	11,392	3,840	1,691	—	16,923	0.1	2.2	7.6	—	1.3
– 76% to 90%	2,554	2,277	767	—	5,598	0.1	0.9	12.5	—	2.1
– 91% to 100%	2,622	638	383	—	3,643	0.2	2.3	12.3	—	1.8
Partially collateralised (A): LTV > 100%	2,119	698	815	64	3,696	0.2	2.8	19.7	45.8	5.8
– collateral value on A	1,255	457	570	29	2,311
of which: UK
Not collateralised	4,487	1,890	127	—	6,504	0.4	3.8	27.8	—	1.9
Fully collateralised by LTV ratio	9,139	3,194	305	—	12,638	0.2	1.1	8.2	—	0.6
– less than 50%	2,903	761	160	—	3,824	0.2	1.5	8.0	—	0.8
– 51% to 75%	4,202	1,693	69	—	5,964	0.2	1.2	12.0	—	0.6
– 76% to 90%	1,173	732	24	—	1,929	0.1	0.4	10.2	—	0.3
– 91% to 100%	861	8	52	—	921	0.1	7.7	2.7	—	0.3
Partially collateralised (B): LTV > 100%	503	565	119	46	1,233	0.2	2.9	21.1	48.6	5.3
– collateral value on B	296	350	69	26	741
of which: Hong Kong
Not collateralised	16,380	2,312	1,404	—	20,096	—	14.3	47.9	—	5.0
Fully collateralised by LTV ratio	17,115	6,045	4,127	—	27,287	0.1	1.4	5.8	—	1.2
– less than 50%	12,935	3,589	2,102	—	18,626	0.1	1.3	3.8	—	0.7
– 51% to 75%	3,534	1,059	1,243	—	5,836	0.1	2.2	6.2	—	1.8
– 76% to 90%	336	1,050	654	—	2,040	0.1	1.1	11.8	—	4.4
– 91% to 100%	310	347	128	—	785	—	0.5	2.4	—	0.6
Partially collateralised (C): LTV > 100%	185	62	562	18	827	—	1.9	17.6	38.1	12.9
– collateral value on C	119	41	397	3	560
Other corporate, commercial and financial (non- bank)
Not collateralised	713,028	62,844	6,870	5	782,747	0.1	0.9	41.5	14.2	0.5
Fully collateralised by LTV ratio	87,488	11,992	3,394	21	102,895	0.1	2.0	8.0	98.1	0.6
– less than 50%	39,432	4,360	1,703	—	45,495	0.1	1.6	6.9	—	0.5
– 51% to 75%	20,169	4,643	778	21	25,611	0.1	2.8	12.0	98.1	1.0
– 76% to 90%	9,016	1,515	512	—	11,043	0.1	1.6	7.1	—	0.6
– 91% to 100%	18,871	1,474	401	—	20,746	—	0.8	6.3	—	0.2
Partially collateralised (A): LTV > 100%	51,536	5,772	2,411	3	59,722	0.1	0.8	34.3	7.0	1.5
– collateral value on A	22,800	2,519	1,162	1	26,482

Mainland China commercial real estate
(Audited)	At 31 Dec 2025				At 31 Dec 2024
	Hong Kong	Mainland China	Rest of the Group	Total	Hong Kong	Mainland China	Rest of the Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers[1]	2,079	3,474	118	5,671	3,161	3,694	303	7,158
Guarantees issued and others[2]	105	14	12	131	80	16	5	101
Total mainland China commercial real estate exposure	2,184	3,488	130	5,802	3,241	3,710	308	7,259

Distribution of mainland China commercial real estate exposure by credit quality
Strong	293	1,818	64	2,175	118	1,817	109	2,044
Good	240	583	—	823	578	595	1	1,174
Satisfactory	154	511	8	673	196	899	49	1,144
Sub-standard	87	334	57	478	777	136	149	1,062
Credit impaired	1,410	242	1	1,653	1,572	263	—	1,835
Total	2,184	3,488	130	5,802	3,241	3,710	308	7,259

Allowance for ECL by credit quality
Strong	—	(2)	—	(2)	—	(4)	—	(4)
Good	—	(4)	—	(4)	—	(3)	—	(3)
Satisfactory	—	(5)	—	(5)	—	(13)	—	(13)
Sub-standard	(9)	(99)	(1)	(109)	(261)	(30)	(17)	(308)
Credit impaired	(799)	(99)	—	(898)	(749)	(81)	—	(830)
Total	(808)	(209)	(1)	(1,018)	(1,010)	(131)	(17)	(1,158)

Allowance for ECL by stage distribution
Stage 1	—	(4)	—	(4)	—	(9)	—	(9)
Stage 2	(9)	(106)	(1)	(116)	(261)	(41)	(17)	(319)
Stage 3	(783)	(99)	—	(882)	(743)	(81)	—	(824)
POCI	(16)	—	—	(16)	(6)	—	—	(6)
Total	(808)	(209)	(1)	(1,018)	(1,010)	(131)	(17)	(1,158)

ECL coverage %	37.0	6.0	0.8	17.6	31.2	3.5	5.5	16.0
1Amounts represent gross carrying amount.
2Amounts represent nominal amount for guarantees and other contingent liabilities.

Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector
(Audited)
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	893,433	80,936	24,389	333	999,091	(1,201)	(2,318)	(7,097)	(76)	(10,692)	0.1	2.9	29.1	22.8	1.1
– personal	446,696	23,887	3,945	—	474,528	(667)	(1,235)	(895)	—	(2,797)	0.1	5.2	22.7	—	0.6
– corporate and commercial	349,763	54,636	19,966	140	424,505	(478)	(1,064)	(5,909)	(75)	(7,526)	0.1	1.9	29.6	53.6	1.8
– non-bank financial institutions	96,974	2,413	478	193	100,058	(56)	(19)	(293)	(1)	(369)	0.1	0.8	61.3	0.5	0.4
Loans and advances to banks at amortised cost	108,336	132	1	—	108,469	(4)	(2)	(1)	—	(7)	—	1.5	100.0	—	—
Other financial assets measured at amortised cost	888,491	1,651	184	—	890,326	(76)	(11)	(42)	—	(129)	—	0.7	22.8	—	—
Loan and other credit-related commitments	669,648	20,488	652	4	690,792	(149)	(97)	(69)	—	(315)	—	0.5	10.6	—	—
– personal	270,494	1,945	92	—	272,531	(22)	(5)	—	—	(27)	—	0.3	—	—	—
– corporate and commercial	255,740	14,649	560	4	270,953	(115)	(88)	(69)	—	(272)	—	0.6	12.3	—	0.1
– financial	143,414	3,894	—	—	147,308	(12)	(4)	—	—	(16)	—	0.1	—	—	—
Financial guarantees	15,913	1,371	192	—	17,476	(8)	(17)	(26)	—	(51)	0.1	1.2	13.5	—	0.3
– personal	1,446	—	—	—	1,446	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	10,071	1,287	190	—	11,548	(6)	(17)	(26)	—	(49)	0.1	1.3	13.7	—	0.4
– financial	4,396	84	2	—	4,482	(1)	—	—	—	(1)	—	—	—	—	—
At 31 Dec 2025	2,575,821	104,578	25,418	337	2,706,154	(1,438)	(2,445)	(7,235)	(76)	(11,194)	0.1	2.3	28.5	22.6	0.4

Loans and advances to customers at amortised cost	824,420	93,248	22,615	90	940,373	(1,078)	(2,546)	(6,040)	(51)	(9,715)	0.1	2.7	26.7	56.7	1.0
– personal	403,746	39,919	3,560	—	447,225	(570)	(1,158)	(796)	—	(2,524)	0.1	2.9	22.4	—	0.6
–corporate and commercial	340,987	51,231	18,376	90	410,684	(463)	(1,358)	(4,883)	(51)	(6,755)	0.1	2.7	26.6	56.7	1.6
– non-bank financial institutions	79,687	2,098	679	—	82,464	(45)	(30)	(361)	—	(436)	0.1	1.4	53.2	—	0.5
Loans and advances to banks at amortised cost	101,852	198	2	—	102,052	(9)	(2)	(2)	—	(13)	—	1.0	100.0	—	—
Other financial assets measured at amortised cost	826,621	1,806	153	—	828,580	(64)	(5)	(23)	—	(92)	—	0.3	15.0	—	—
Loan and other credit-related commitments	597,231	21,175	958	3	619,367	(137)	(121)	(90)	—	(348)	—	0.6	9.4	—	0.1
– personal	251,489	1,680	86	—	253,255	(17)	—	(5)	—	(22)	—	—	5.8	—	—
– corporate and commercial	231,201	17,453	838	3	249,495	(111)	(116)	(83)	—	(310)	—	0.7	9.9	—	0.1
– financial	114,541	2,042	34	—	116,617	(9)	(5)	(2)	—	(16)	—	0.2	5.9	—	—
Financial guarantees	15,353	1,397	248	—	16,998	(8)	(5)	(16)	—	(29)	0.1	0.4	6.5	—	0.2
– personal	1,416	11	—	—	1,427	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	10,048	1,232	195	—	11,475	(7)	(5)	(15)	—	(27)	0.1	0.4	7.7	—	0.2
– financial	3,889	154	53	—	4,096	(1)	—	(1)	—	(2)	—	—	1.9	—	—
At 31 Dec 2024	2,365,477	117,824	23,976	93	2,507,370	(1,296)	(2,679)	(6,171)	(51)	(10,197)	0.1	2.3	25.7	54.8	0.4
1Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2Purchased or originated credit-impaired (‘POCI’).

Stage 2 days past due analysis
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]
At 31 Dec 2025	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	80,936	77,615	1,894	1,427	(2,318)	(1,837)	(211)	(270)	2.9	2.4	11.1	18.9
– personal	23,887	21,481	1,483	923	(1,235)	(797)	(188)	(250)	5.2	3.7	12.7	27.1
– corporate and commercial	54,636	53,898	400	338	(1,064)	(1,024)	(23)	(17)	1.9	1.9	5.8	5.0
– non-bank financial institutions	2,413	2,236	11	166	(19)	(16)	—	(3)	0.8	0.7	—	1.8
Loans and advances to banks at amortised cost	132	132	—	—	(2)	(2)	—	—	1.5	1.5	—	—
Other financial assets measured at amortised cost	1,651	1,611	21	19	(11)	(10)	—	(1)	0.7	0.6	—	5.3

Disclosure of credit risk exposure

Stage 2 days past due analysis
(Audited)
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]
At 31 Dec 2025	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	80,936	77,615	1,894	1,427	(2,318)	(1,837)	(211)	(270)	2.9	2.4	11.1	18.9
– personal	23,887	21,481	1,483	923	(1,235)	(797)	(188)	(250)	5.2	3.7	12.7	27.1
– corporate and commercial	54,636	53,898	400	338	(1,064)	(1,024)	(23)	(17)	1.9	1.9	5.8	5.0
– non-bank financial institutions	2,413	2,236	11	166	(19)	(16)	—	(3)	0.8	0.7	—	1.8
Loans and advances to banks at amortised cost	132	132	—	—	(2)	(2)	—	—	1.5	1.5	—	—
Other financial assets measured at amortised cost	1,651	1,611	21	19	(11)	(10)	—	(1)	0.7	0.6	—	5.3

At 31 Dec 2024
Loans and advances to customers at amortised cost	93,248	90,157	1,888	1,203	(2,546)	(2,147)	(192)	(207)	2.7	2.4	10.2	17.2
– personal	39,919	37,676	1,361	882	(1,158)	(799)	(169)	(190)	2.9	2.1	12.4	21.5
– corporate and commercial	51,231	50,486	506	239	(1,358)	(1,326)	(21)	(11)	2.7	2.6	4.2	4.6
– non-bank financial institutions	2,098	1,995	21	82	(30)	(22)	(2)	(6)	1.4	1.1	9.5	7.3
Loans and advances to banks at amortised cost	198	198	—	—	(2)	(2)	—	—	1.0	1.0	—	—
Other financial assets measured at amortised cost	1,806	1,794	3	9	(5)	(5)	—	—	0.3	0.3	—	—
1The days past due amounts presented above are on a contractual basis.

Management judgemental adjustments to ECL
	At 31 December 2025[1]			At 31 December 2024[1]
	Retail	Wholesale[2]	Total	Retail	Wholesale[2]	Total
	$bn	$bn	$bn	$bn	$bn	$bn
Modelled ECL (A)[3]	2.8	1.8	4.6	2.6	2.0	4.6
Banks, sovereigns, government entities and low-risk counterparties					0.0	0.0
Corporate lending adjustments		0.1	0.1		0.1	0.1
Other credit judgements	0.1		0.1	0.0		0.0
Total management judgemental adjustments (B)[4]	0.1	0.1	0.2	0.0	0.1	0.1
Other adjustments (C)[5]	(0.0)	0.1	0.1	(0.0)	0.1	0.1
Final ECL (A + B + C)[6]	2.9	2.0	4.9	2.6	2.2	4.8
1Management judgemental adjustments presented in the table reflect increases or (decreases) to allowance for ECL, respectively.
2The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
3(A) refers to probability-weighted allowance for ECL before any adjustments are applied.
4(B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/ECL of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model and/or to any late-breaking events.
5(C) refers to adjustments to allowance for ECL made to address process limitations and data/model deficiencies and can also include where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL.
6As presented within our internal credit risk governance (see page 140).

Distribution of financial instruments by credit quality
(Audited)
	At 31 Dec 2025								At 31 Dec 2024
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total			Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	545,487	215,781	191,839	21,455	24,529	999,091	(10,692)	988,399	515,266	193,080	186,416	22,906	22,705	940,373	(9,715)	930,658
– personal	380,030	57,064	30,688	2,801	3,945	474,528	(2,797)	471,731	360,317	53,595	27,774	1,979	3,560	447,225	(2,524)	444,701
– corporate and commercial	113,787	132,972	139,599	18,041	20,106	424,505	(7,526)	416,979	114,504	118,785	138,705	20,224	18,466	410,684	(6,755)	403,929
– non-bank financial institutions	51,670	25,745	21,552	613	478	100,058	(369)	99,689	40,445	20,700	19,937	703	679	82,464	(436)	82,028
Loans and advances to banks held at amortised cost	97,524	6,222	4,613	109	1	108,469	(7)	108,462	92,621	4,255	5,040	134	2	102,052	(13)	102,039
Cash and balances at central banks	242,187	590	82	—	—	242,859	—	242,859	266,713	949	12	—	—	267,674	—	267,674
Hong Kong Government certificates of indebtedness	44,063	—	—	—	—	44,063	—	44,063	42,293	—	—	—	—	42,293	—	42,293
Reverse repurchase agreements – non- trading	193,352	78,296	26,740	4	—	298,392	—	298,392	155,831	70,877	25,799	42	—	252,549	—	252,549
Financial investments	171,057	654	10,390	—	—	182,101	(12)	182,089	146,970	3,681	3,331	—	—	153,982	(9)	153,973
Assets held for sale	449	2,751	864	—	51	4,115	(27)	4,088	2,425	458	367	1	22	3,273	(4)	3,269
Other assets	95,589	11,950	10,789	335	133	118,796	(90)	118,706	88,338	9,735	10,151	454	131	108,809	(79)	108,730
– endorsements and acceptances	1,504	3,331	3,624	236	11	8,706	(11)	8,695	2,101	2,663	3,090	243	10	8,107	(14)	8,093
– accrued income and other	94,085	8,619	7,165	99	122	110,090	(79)	110,011	86,237	7,072	7,061	211	121	100,702	(65)	100,637
Debt instruments measured at FVOCI[1]	375,950	2,592	7,572	286	—	386,400	(30)	386,370	336,313	9,448	7,768	380	—	353,909	(54)	353,855
Out-of-scope for IFRS 9 ECL
Trading assets	143,943	22,187	22,943	603	165	189,841	—	189,841	119,546	21,951	15,804	2,300	47	159,648	—	159,648
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	61,509	13,037	5,014	351	19	79,930	—	79,930	53,282	11,862	4,390	231	11	69,776	—	69,776
Derivatives	194,320	33,752	9,382	283	3	237,740	—	237,740	224,870	34,124	9,373	258	12	268,637	—	268,637
Assets held for sale	10	103	—	—	148	261	—	261	3,019	—	—	—	—	3,019	—	3,019
Total gross carrying amount on balance sheet	2,165,440	387,915	290,228	23,426	25,049	2,892,058	(10,858)	2,881,200	2,047,487	360,420	268,451	26,706	22,930	2,725,994	(9,874)	2,716,120
Percentage of total credit quality (%)	74.9	13.4	10.0	0.8	0.9	100			75.1	13.2	9.9	1.0	0.8	100
Loan and other credit-related commitments	441,740	146,923	91,400	10,073	656	690,792	(315)	690,477	400,120	131,396	77,220	9,670	961	619,367	(348)	619,019
Financial guarantees	7,436	4,145	5,144	559	192	17,476	(51)	17,425	7,365	4,263	4,399	723	248	16,998	(29)	16,969
In-scope for IFRS 9 ECL	449,176	151,068	96,544	10,632	848	708,268	(366)	707,902	407,485	135,659	81,619	10,393	1,209	636,365	(377)	635,988
Loan and other credit-related commitments	105,985	81,431	67,475	2,702	252	257,845	—	257,845	96,952	76,340	65,619	2,847	453	242,211	—	242,211
Performance and other guarantees	47,441	33,190	19,857	1,351	845	102,684	(269)	102,415	39,940	32,956	17,339	1,671	817	92,723	(312)	92,411
Out-of-scope for IFRS 9 ECL	153,426	114,621	87,332	4,053	1,097	360,529	(269)	360,260	136,892	109,296	82,958	4,518	1,270	334,934	(312)	334,622
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	At 31 Dec 2025								At 31 Dec 2024
	Gross carrying/notional amount						Allowance for ECL	Net	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total			Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	545,487	215,781	191,839	21,455	24,529	999,091	(10,692)	988,399	515,266	193,080	186,416	22,906	22,705	940,373	(9,715)	930,658
– stage 1	540,253	194,680	152,578	5,922	—	893,433	(1,201)	892,232	498,415	170,420	150,818	4,767	—	824,420	(1,078)	823,342
– stage 2	5,234	21,101	39,068	15,533	—	80,936	(2,318)	78,618	16,851	22,660	35,598	18,139	—	93,248	(2,546)	90,702
– stage 3	—	—	—	—	24,389	24,389	(7,097)	17,292	—	—	—	—	22,615	22,615	(6,040)	16,575
– POCI	—	—	193	—	140	333	(76)	257	—	—	—	—	90	90	(51)	39
Loans and advances to banks at amortised cost	97,524	6,222	4,613	109	1	108,469	(7)	108,462	92,621	4,255	5,040	134	2	102,052	(13)	102,039
– stage 1	97,426	6,215	4,608	87	—	108,336	(4)	108,332	92,528	4,226	4,981	117	—	101,852	(9)	101,843
– stage 2	98	7	5	22	—	132	(2)	130	93	29	59	17	—	198	(2)	196
– stage 3	—	—	—	—	1	1	(1)	—	—	—	—	—	2	2	(2)	—
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	746,697	94,241	48,865	339	184	890,326	(129)	890,197	702,570	85,700	39,660	497	153	828,580	(92)	828,488
– stage 1	746,536	93,759	48,121	75	—	888,491	(76)	888,415	702,373	85,032	38,977	239	—	826,621	(64)	826,557
– stage 2	161	482	744	264	—	1,651	(11)	1,640	197	668	683	258	—	1,806	(5)	1,801
– stage 3	—	—	—	—	184	184	(42)	142	—	—	—	—	153	153	(23)	130
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Loan and other credit-related commitments	441,740	146,923	91,400	10,073	656	690,792	(315)	690,477	400,120	131,396	77,220	9,670	961	619,367	(348)	619,019
– stage 1	437,973	143,849	82,145	5,681	—	669,648	(149)	669,499	398,779	125,956	67,949	4,547	—	597,231	(137)	597,094
– stage 2	3,767	3,074	9,255	4,392	—	20,488	(97)	20,391	1,341	5,440	9,271	5,123	—	21,175	(121)	21,054
– stage 3	—	—	—	—	652	652	(69)	583	—	—	—	—	958	958	(90)	868
– POCI	—	—	—	—	4	4	—	4	—	—	—	—	3	3	—	3
Financial guarantees	7,436	4,145	5,144	559	192	17,476	(51)	17,425	7,365	4,263	4,399	723	248	16,998	(29)	16,969
– stage 1	7,430	4,040	4,351	92	—	15,913	(8)	15,905	7,352	4,192	3,625	184	—	15,353	(8)	15,345
– stage 2	6	105	793	467	—	1,371	(17)	1,354	13	71	774	539	—	1,397	(5)	1,392
– stage 3	—	—	—	—	192	192	(26)	166	—	—	—	—	248	248	(16)	232
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	1,838,884	467,312	341,861	32,535	25,562	2,706,154	(11,194)	2,694,960	1,717,942	418,694	312,735	33,930	24,069	2,507,370	(10,197)	2,497,173
Debt instruments at FVOCI[1]
– stage 1	375,894	2,592	7,015	3	—	385,504	(28)	385,476	336,264	9,448	7,290	—	—	353,002	(31)	352,971
– stage 2	56	—	557	283	—	896	(2)	894	49	—	478	380	—	907	(23)	884
– stage 3	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	375,950	2,592	7,572	286	—	386,400	(30)	386,370	336,313	9,448	7,768	380	—	353,909	(54)	353,855
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of macroeconomic variables and probabilities	The following tables describe key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario
	2026–2030 (as at 4Q25)							2025–2029 (as at 4Q24)
	UK	US	Hong Kong	Mainland China	France	UAE	Mexico	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
GDP (annual average growth rate, %)
2025								1.2	2.0	1.7	4.0	0.9	4.4	0.9
2026	1.1	1.9	2.3	4.4	0.9	4.7	1.3	1.3	1.6	1.8	3.7	0.9	4.2	1.2
2027	1.4	2.0	2.3	4.2	1.2	4.1	2.0	1.8	1.6	3.5	4.3	1.4	3.9	1.7
2028	1.5	2.1	2.3	4.0	1.3	3.8	2.2	1.6	1.8	3.1	3.9	1.5	3.6	1.9
2029	1.5	2.1	2.4	3.8	1.3	3.5	2.2	1.6	2.0	2.7	3.7	1.4	3.6	2.0
2030	1.5	2.0	2.4	3.8	1.3	3.5	2.2
5-year average[1]	1.4	2.0	2.3	4.0	1.2	3.9	2.0	1.5	1.8	2.6	3.9	1.2	3.9	1.5
Unemployment rate (%)
2025								4.9	4.4	3.3	5.2	7.5	2.7	3.5
2026	4.9	4.4	3.6	5.2	7.6	2.5	3.2	4.7	4.3	3.7	5.4	7.3	2.6	3.5
2027	4.7	4.3	3.4	5.2	7.6	2.4	3.2	4.5	4.3	3.3	5.2	7.2	2.6	3.5
2028	4.7	4.1	3.1	5.1	7.5	2.4	3.2	4.3	4.2	3.0	5.0	7.0	2.5	3.5
2029	4.7	4.1	3.0	5.0	7.4	2.4	3.1	4.3	4.1	2.9	5.0	7.0	2.5	3.5
2030	4.7	4.1	3.0	5.0	7.4	2.4	3.1
5-year average[1]	4.7	4.2	3.2	5.1	7.5	2.4	3.2	4.5	4.2	3.2	5.2	7.2	2.6	3.5
House prices (annual average growth rate, %)
2025								1.4	4.4	(0.5)	(5.9)	2.1	9.3	7.6
2026	1.2	1.1	0.5	(1.6)	4.3	5.8	4.8	3.8	3.2	2.4	(0.7)	4.4	5.1	4.5
2027	2.8	1.9	1.5	2.1	5.0	3.2	4.5	4.6	2.4	3.0	3.2	4.4	3.6	4.2
2028	3.3	2.7	2.5	3.5	4.1	2.3	4.4	3.5	2.5	2.7	4.1	3.8	1.8	4.0
2029	2.7	3.2	2.1	3.4	3.1	2.0	4.3	2.7	2.6	2.7	2.9	3.1	1.3	4.0
2030	2.4	3.2	2.1	2.3	2.2	2.1	4.2
5-year average[1]	2.5	2.4	1.8	1.9	3.7	3.1	4.4	3.2	3.0	2.1	0.7	3.6	4.2	4.9
Inflation (annual average growth rate, %)
2025								2.4	2.4	1.4	0.3	1.2	2.1	5.0
2026	2.5	2.9	1.8	0.7	1.4	2.0	3.7	2.1	2.8	1.9	1.0	1.6	1.9	3.9
2027	2.1	2.3	1.9	1.2	1.7	1.9	3.6	2.1	2.5	2.2	1.5	2.0	1.8	3.4
2028	2.1	2.2	2.0	1.4	2.1	1.9	3.5	2.0	2.2	2.2	1.7	2.3	1.9	3.4
2029	2.0	2.2	2.2	1.5	2.1	2.0	3.4	2.0	2.1	2.3	1.6	2.2	1.8	3.4
2030	2.0	2.2	2.2	1.5	1.9	2.0	3.4
5-year average	2.2	2.4	2.0	1.3	1.9	1.9	3.5	2.1	2.4	2.0	1.2	1.9	1.9	3.8
Central bank policy rate (annual average, %)
2025								4.2	4.1	4.5	2.9	2.1	4.1	9.4
2026	3.5	3.4	3.8	3.0	1.9	3.5	7.0	3.9	3.7	4.1	2.9	1.8	3.8	8.8
2027	3.4	3.1	3.5	3.0	2.0	3.1	7.2	3.8	3.7	4.0	3.0	2.0	3.7	8.8
2028	3.5	3.2	3.6	3.1	2.1	3.3	7.5	3.7	3.6	4.0	3.2	2.0	3.6	8.9
2029	3.7	3.4	3.8	3.1	2.3	3.4	7.7	3.7	3.6	4.0	3.3	2.1	3.6	8.9
2030	3.8	3.6	3.9	3.2	2.5	3.6	7.9
5-year average[1]	3.6	3.3	3.7	3.1	2.2	3.4	7.5	3.9	3.7	4.1	3.1	2.0	3.8	8.9
1The five-year average is calculated over a projected period of 20 quarters from 1Q26 to 4Q30 for the 4Q25 scenario and 1Q25 to 4Q29 for the 4Q24 scenario.
2For mainland China, the rate shown is the Loan Prime Rate.
The following tables describe key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario 2026–2030 (as at 4Q25)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	11.0	(4Q30)	15.2	(4Q30)	20.7	(4Q30)	28.6	(4Q30)	8.5	(4Q30)	29.0	(4Q30)	16.9	(4Q30)
Unemployment rate (%, min)[2]	3.2	(4Q27)	3.5	(4Q27)	2.8	(2Q28)	4.7	(4Q27)	6.6	(4Q27)	2.0	(4Q27)	2.8	(3Q26)
House price index (%, start-to-peak)[1]	20.0	(4Q30)	23.2	(4Q30)	19.4	(4Q30)	14.9	(4Q30)	22.6	(4Q30)	22.2	(4Q30)	29.5	(4Q30)
Inflation rate (YoY % change, max)[3]	3.5	(1Q26)	3.6	(3Q26)	2.9	(2Q26)	1.5	(4Q30)	2.4	(4Q27)	3.1	(2Q26)	4.2	(1Q26)
Central bank policy rate (%, max)[3]	3.9	(1Q26)	3.9	(1Q26)	4.2	(1Q26)	3.4	(1Q27)	2.5	(4Q30)	3.9	(1Q26)	8.1	(4Q30)

Consensus Upside scenario 2025–2029 (as at 4Q24)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	11.3	(4Q29)	13.6	(4Q29)	21.4	(4Q29)	27.5	(4Q29)	8.9	(4Q29)	28.9	(4Q29)	13.6	(4Q29)
Unemployment rate (%, min)[2]	3.5	(3Q26)	3.6	(1Q26)	2.9	(4Q29)	4.9	(4Q26)	6.4	(4Q26)	2.2	(4Q26)	3.0	(1Q25)
House price index (%, start-to-peak)[1]	24.2	(4Q29)	23.6	(4Q29)	25.3	(4Q29)	9.8	(4Q29)	22.8	(4Q29)	26.1	(4Q29)	31.7	(4Q29)
Inflation rate (YoY % change, min)[3]	1.4	(1Q26)	1.6	(2Q26)	(0.1)	(4Q25)	(1.0)	(4Q25)	0.1	(4Q25)	0.6	(4Q25)	3.1	(2Q26)
Central bank policy rate (%, min)[3]	3.6	(4Q25)	3.6	(1Q29)	4.0	(1Q29)	2.7	(1Q26)	1.4	(3Q25)	3.6	(1Q29)	7.6	(1Q26)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment rate in the scenario.
3Highest/lowest projected policy rate and year-on-year percentage change in inflation in the scenario. For mainland China, the rate shown is the Loan Prime Rate.
The following tables describe key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario 2026–2030 (as at 4Q25)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(0.2)	(2Q27)	(0.8)	(3Q26)	(1.7)	(4Q27)	(1.7)	(3Q26)	(0.4)	(3Q26)	0.4	(1Q26)	(1.0)	(1Q27)
Unemployment rate (%, max)[2]	6.2	(4Q26)	5.3	(3Q26)	4.8	(4Q26)	6.8	(4Q27)	8.6	(3Q26)	3.2	(3Q27)	3.8	(3Q26)
House price index (%, start-to-trough)[1]	(4.1)	(1Q27)	(3.1)	(1Q27)	(3.8)	(1Q27)	(5.6)	(1Q27)	0.7	(1Q26)	(3.4)	(2Q26)	0.6	(1Q26)
Inflation rate (YoY % change)[3]	1.3	(3Q26)	3.4	(1Q26)	0.1	(4Q26)	(2.9)	(4Q26)	0.4	(4Q26)	0.5	(4Q26)	4.7	(1Q26)
Central bank policy rate (%)[3]	2.2	(3Q28)	4.6	(2Q26)	5.0	(2Q26)	1.5	(4Q26)	0.6	(1Q27)	4.6	(2Q26)	9.5	(2Q26)

Consensus Downside scenario 2025–2029 (as at 4Q24)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(1.0)	(4Q26)	(0.6)	(3Q25)	(4.5)	(4Q25)	(2.5)	(3Q25)	(0.6)	(1Q26)	0.3	(1Q25)	(2.1)	(4Q26)
Unemployment rate (%, max)[2]	6.1	(4Q25)	5.3	(3Q25)	5.1	(2Q26)	6.9	(4Q26)	8.3	(3Q25)	3.4	(1Q26)	4.1	(4Q25)
House price index (%, start-to-trough)[1]	(4.5)	(1Q26)	(0.2)	(1Q25)	(1.9)	(2Q26)	(12.8)	(3Q26)	(0.3)	(1Q25)	(0.4)	(1Q25)	2.1	(1Q25)
Inflation rate (YoY % change, max)[3]	3.4	(4Q25)	4.5	(1Q26)	3.1	(1Q26)	2.0	(1Q26)	2.6	(3Q25)	2.8	(1Q26)	7.4	(4Q25)
Central bank policy rate (%, max)[3]	5.0	(1Q25)	4.8	(1Q25)	5.2	(1Q25)	3.0	(1Q25)	3.2	(1Q25)	4.8	(1Q25)	11.5	(3Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment rate in the scenario.
3The table for 4Q25 shows highest year-on-year percentage change in inflation and projected policy rates for the US and Mexico, and lowest for other countries and territories. For the UAE and Hong Kong, the policy rate is shown as the maximum, consistent with the operation of US-dollar-linked exchange rates. For mainland China, the rate shown is the Loan Prime Rate.
The following tables describe key macroeconomic variables in the
Downside 2 scenario.

Downside 2 scenario 2026–2030 (as at 4Q25)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(5.3)	(2Q27)	(4.5)	(1Q27)	(9.3)	(3Q27)	(6.0)	(1Q27)	(6.2)	(2Q27)	(5.7)	(2Q27)	(10.0)	(1Q27)
Unemployment rate (%, max)[2]	8.9	(2Q27)	9.0	(1Q28)	7.0	(4Q26)	7.0	(4Q27)	10.7	(4Q27)	3.9	(3Q26)	5.2	(2Q27)
House price index (%, start-to-trough)[1]	(24.2)	(4Q27)	(17.1)	(4Q26)	(19.6)	(2Q29)	(23.1)	(4Q27)	(5.9)	(3Q27)	(30.5)	(1Q28)	0.6	(1Q26)
Inflation rate (YoY % change)[3]	(1.9)	(4Q26)	4.1	(2Q26)	(1.7)	(2Q27)	(6.5)	(4Q26)	(0.6)	(4Q26)	0.3	(4Q26)	4.8	(1Q26)
Central bank policy rate (%)[3]	1.4	(1Q27)	4.7	(2Q26)	5.0	(2Q26)	1.2	(2Q27)	0.1	(4Q26)	4.7	(2Q26)	9.9	(2Q26)

Downside 2 scenario 2025–2029 (as at 4Q24)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(9.1)	(2Q26)	(4.1)	(2Q26)	(10.1)	(4Q25)	(8.7)	(4Q25)	(7.9)	(2Q26)	(6.8)	(2Q26)	(10.5)	(3Q26)
Unemployment rate (%, max)[2]	8.4	(2Q26)	9.3	(2Q26)	7.1	(1Q26)	7.1	(4Q26)	10.4	(1Q27)	5.0	(3Q25)	5.6	(1Q26)
House price index (%, start-to-trough)[1]	(27.2)	(4Q26)	(15.8)	(4Q25)	(34.4)	(3Q27)	(30.5)	(4Q26)	(14.0)	(2Q27)	(13.2)	(2Q27)	2.0	(1Q25)
Inflation rate (YoY % change, max)[3]	10.1	(2Q25)	4.9	(4Q25)	3.6	(1Q26)	3.8	(4Q25)	7.6	(2Q25)	3.7	(2Q25)	7.9	(4Q25)
Central bank policy rate (%, max)[3]	5.5	(1Q25)	5.5	(1Q25)	5.9	(1Q25)	3.5	(3Q25)	4.2	(1Q25)	5.6	(1Q25)	12.1	(3Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment rate in the scenario.
3 The table for 4Q25 shows highest year-on-year percentage change in inflation and projected policy rates for the US and Mexico, and lowest for other countries and territories. For the UAE and Hong Kong, the policy rate is shown as the maximum, consistent with the operation of US-dollar-linked exchange rates. For mainland China, the rate shown is the Loan Prime Rate.
The following tables describe the probabilities assigned in each scenario.

Scenario weightings, %
	4Q25								4Q24
	Standard weights	UK	US	Hong Kong	Mainland China	France	UAE	Mexico	Standard weights	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
Upside scenario	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10
Central scenario	75	75	75	75	75	75	75	75	75	75	75	75	75	75	75	75
Downside scenario	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10
Downside 2 scenario	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5	5
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	Reported Gross carrying amount[4]	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography at 31 Dec 2025	$m	$m	$m	$m	$m	$m
UK	465,228	598	571	513	680	1,119
US	208,425	210	194	166	264	563
Hong Kong	472,454	439	401	305	570	1,143
Mainland China	133,814	188	176	137	256	397
Mexico	38,076	62	58	47	76	202
UAE	62,827	52	51	47	56	82
France	196,137	121	117	103	139	188
Other geographies[5]	487,987	234	208	158	358	790
Total	2,064,949	1,905	1,778	1,477	2,399	4,485
of which:
Stage 1	1,940,746	690	638	522	830	971
Stage 2	124,203	1,214	1,139	955	1,569	3,514

By geography at 31 Dec 2024
UK	432,160	717	667	526	850	2,389
US	202,888	216	201	205	247	461
Hong Kong	450,966	659	616	465	906	1,496
Mainland China	137,960	178	141	84	329	886
Mexico	34,713	69	61	46	86	302
UAE	58,909	51	49	40	58	120
France	184,591	82	80	69	97	125
Other geographies[5,6]	455,823	234	216	176	304	774
Total	1,958,010	2,205	2,031	1,612	2,877	6,555
of which:
Stage 1	1,830,264	689	632	494	797	803
Stage 2	127,746	1,516	1,399	1,118	2,080	5,751
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 169.
4Staging refers only to probability-weighted/reported gross carrying amount. Stage allocation of gross exposures varies by scenario, with higher allocation to stage 2 under the Downside 2 scenario.
5Includes small portfolios that use less complex modelling approaches and are not sensitive to macroeconomic changes.
6Includes the Argentina and Armenia businesses, which were sold in 2024.

IFRS 9 ECL sensitivity to future economic conditions[1]
	At 31 Dec 2025						At 31 Dec 2024
	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
By geography	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
UK
Mortgages	183,128	132	124	117	138	274	163,541	126	117	107	132	288
Credit cards	8,317	356	354	338	355	419	7,415	280	275	265	276	447
Other	9,513	265	261	238	276	370	8,249	241	233	217	243	351
Mexico
Mortgages	8,430	190	188	180	193	237	7,482	165	162	155	168	215
Credit cards	2,322	407	403	398	409	514	2,227	337	333	330	338	423
Other	3,727	437	437	435	442	589	3,722	419	416	413	422	593
Hong Kong
Mortgages	106,736	5	4	3	6	13	106,866	5	5	4	5	10
Credit cards	9,739	313	306	300	324	496	9,419	293	275	268	300	770
Other	6,085	146	137	136	144	173	6,210	106	102	101	105	249
UAE
Mortgages	2,306	6	6	6	6	7	1,993	8	8	8	8	8
Credit cards	591	39	39	38	40	46	536	31	31	31	31	35
Other	620	12	11	11	12	13	688	17	17	17	17	19
US
Mortgages	17,797	4	4	4	5	8	16,965	6	6	6	6	8
Credit cards	187	14	14	14	14	16	193	15	14	14	15	17
Other geographies
Mortgages	56,067	109	106	102	114	175	51,064	131	127	124	136	180
Credit cards	3,834	175	174	173	179	202	3,500	162	159	156	164	223
Other	2,313	78	78	77	78	85	2,292	72	72	69	73	93
Total	421,712	2,688	2,646	2,570	2,735	3,637	392,361	2,413	2,351	2,285	2,440	3,928
of which: mortgages	374,464	446	432	412	462	714	347,910	440	425	405	456	708
Stage 1	353,960	54	53	50	61	161	311,875	51	47	43	58	129
Stage 2	18,056	106	97	88	108	216	33,761	126	117	107	129	275
Stage 3	2,448	286	282	274	293	337	2,274	263	261	255	269	304
of which: credit cards	24,990	1,304	1,290	1,261	1,321	1,693	23,290	1,116	1,086	1,064	1,124	1,915
Stage 1	21,258	353	347	335	366	553	19,915	276	267	258	284	701
Stage 2	3,450	731	723	706	735	913	3,107	655	634	621	656	1,027
Stage 3	282	220	220	220	220	227	267	185	185	185	185	188
of which: others	22,258	938	924	897	952	1,230	21,161	856	839	816	860	1,305
Stage 1	19,494	253	249	233	265	444	18,574	216	204	193	217	532
Stage 2	2,177	403	393	382	405	494	2,005	360	355	343	363	483
Stage 3	587	282	282	282	282	292	583	279	279	279	279	290
1Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
Based upon the sensitivity tables presented above, if the Group allowance for ECL balance was estimated solely on the basis of the
Central scenario, Downside scenario or the Downside 2 scenario at
31 December 2025, it would increase/(decrease) as presented in the below table.

Total Group ECL at 31 December 2025
	At 31 December 2025		At 31 December 2024
	Retail[1]	Wholesale[1]	Retail[1]	Wholesale[1]
	$bn	$bn	$bn	$bn
Reported allowance for ECL	2.7	1.9	2.4	2.2
Scenarios
100% Consensus Central scenario	(0.0)	0.0	(0.1)	(0.2)
100% Consensus Upside scenario	(0.1)	(0.3)	(0.1)	(0.6)
100% Consensus Downside scenario	0.0	0.6	0.0	0.7
100% Downside 2 scenario	0.9	2.7	1.5	4.3
1On the same basis as retail and wholesale sensitivity analysis.

Reconciliation from reported exposure and ECL to sensitised exposure and weighted ECL
	Wholesale		Retail		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m
Included in sensitivity analysis	2,064,949	(1,905)	421,712	(2,688)	2,486,661	(4,593)
– Exclusions from sensitivity as described in the section above[1]	21,336	(6,394)	330,144	(147)	351,480	(6,541)
– Debt instruments measured at fair value through other comprehensive income[2]	(383,568)	30	—	—	(383,568)	30
– Performance guarantees[2]	(102,684)	269	—	—	(102,684)	269
– Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale[2]	(539,467)	102	(616)	9	(540,083)	111
– Other[3]	6,757	(342)	(2,735)	1	4,022	(341)
As reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 Dec 2025	1,067,323	(8,240)	748,505	(2,825)	1,815,828	(11,065)
Other financial assets at amortised cost					890,326	(129)
Total reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 Dec 2025					2,706,154	(11,194)

Included in sensitivity analysis	1,958,010	(2,205)	392,361	(2,413)	2,350,371	(4,618)
– Exclusions from sensitivity as described in the section above[1]	20,409	(5,419)	309,178	(124)	329,587	(5,543)
– Debt instruments measured at fair value through other comprehensive income[2]	(346,124)	54	—	—	(346,124)	54
– Performance guarantees[2]	(92,722)	311	—	—	(92,722)	311
– Other financial assets at amortised cost not presented as wholesale or personal lending, including held for sale[2]	(568,668)	141	(130)	—	(568,798)	141
– Other[3]	5,978	(441)	498	(9)	6,476	(450)
As reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 Dec 2024	976,883	(7,559)	701,907	(2,546)	1,678,790	(10,105)
Other financial assets at amortised cost					828,580	(92)
Total reported in the Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 Dec 2024					2,507,370	(10,197)
1Comprises wholesale defaulted obligors, retail portfolios utilising less complex modelling approaches, private banking and insurance.
2The sensitivity analysis includes certain items reported in ‘Other assets at amortised cost’, which are not allocated to an industry in the credit tables. It also includes debt instruments measured at FVOCI and performance guarantees, which are presented separately in the credit tables.
3Includes FX and other operational variances.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	1,489,687	(1,232)	115,898	(2,674)	23,823	(6,148)	93	(51)	1,629,501	(10,105)
Transfers of financial instruments:	(28,196)	(931)	18,327	2,101	9,869	(1,170)	—	—	—	—
–transfers from stage 1 to stage 2	(134,309)	368	134,309	(368)	—	—	—	—	—	—
–transfers from stage 2 to stage 1	107,223	(1,233)	(107,223)	1,233	—	—	—	—	—	—
– transfers to stage 3	(1,873)	15	(10,260)	1,434	12,133	(1,449)	—	—	—	—
– transfers from stage 3	763	(81)	1,501	(198)	(2,264)	279	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	664	—	(604)	—	(58)	—	—	—	2
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—	—	—
Net new and further lending/repayments	107,733	(178)	(35,843)	614	(6,060)	768	238	2	66,068	1,206
Changes to risk parameters – credit quality	—	390	—	(1,991)	—	(3,737)	—	(24)	—	(5,362)
Changes to models used for ECL calculation	—	(59)	—	272	—	(16)	—	—	—	197
Assets written off	—	—	—	—	(3,569)	3,569	—	—	(3,569)	3,569
Credit-related modifications that resulted in derecognition	—	—	—	—	(88)	9	—	—	(88)	9
Foreign exchange and others[1,2]	42,772	(16)	4,507	(152)	1,259	(410)	6	(3)	48,544	(581)
At 31 Dec 2025	1,611,996	(1,362)	102,889	(2,434)	25,234	(7,193)	337	(76)	1,740,456	(11,065)
ECL income statement change for the period		817		(1,709)		(3,043)		(22)		(3,957)
Recoveries										320
Others										(248)
Total ECL income statement change for the period										(3,885)
1Total includes $6.0bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $27m, including business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page
355.
2This includes $7.2bn of gross carrying loans and advances to customers and corresponding allowance for ECL of $7m in relation to disposal of our retained home and other retail loans in France as disclosed in Note 23 on page 355.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)
(Audited)
	At 31 Dec 2025		12 months ended 31 Dec 2025
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,740,456	(11,065)	(3,885)
Other financial assets measured at amortised cost	890,326	(129)	(29)
Non-trading reverse purchase agreement commitments	75,372	—	—
Performance and other guarantees not considered for IFRS 9	—	—	46
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	2,706,154	(11,194)	(3,868)
Debt instruments measured at FVOCI	383,568	(30)	18
Total allowance for ECL/total income statement ECL change for the period	n/a	(11,224)	(3,850)

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	833,036	(645)	74,288	(1,516)	20,177	(5,347)	93	(51)	927,594	(7,559)
Transfers of financial instruments:	(35,399)	(267)	27,793	859	7,606	(592)	—	—	—	—
–transfers from stage 1 to stage 2	(93,205)	143	93,205	(143)	—	—	—	—	—	—
–transfers from stage 2 to stage 1	58,517	(372)	(58,517)	372	—	—	—	—	—	—
– transfers to stage 3	(1,210)	4	(7,605)	678	8,815	(682)	—	—	—	—
– transfers from stage 3	499	(42)	710	(48)	(1,209)	90	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	253	—	(226)	—	(49)	—	—	—	(22)
Net new and further lending/ repayments	66,354	(171)	(27,221)	304	(5,593)	690	238	2	33,778	825
Change to risk parameters – credit quality	—	181	—	(826)	—	(2,596)	—	(24)	—	(3,265)
Changes to models used for ECL calculation	—	(30)	—	277	—	—	—	—	—	247
Assets written off	—	—	—	—	(1,928)	1,928	—	—	(1,928)	1,928
Credit-related modifications that resulted in derecognition	—	—	—	—	(88)	9	—	—	(88)	9
Foreign exchange and others[1]	29,369	7	2,197	(66)	1,023	(341)	6	(3)	32,595	(403)
At 31 Dec 2025	893,360	(672)	77,057	(1,194)	21,197	(6,298)	337	(76)	991,951	(8,240)
ECL income statement change for the period		233		(471)		(1,955)		(22)		(2,215)
Recoveries										77
Others										(267)
Total ECL income statement change for the period										(2,405)
1Total includes $3.3bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale during the year, and a corresponding allowance for ECL of $11m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355.

Wholesale lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)

(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	845,982	(698)	102,129	(1,668)	16,939	(6,207)	85	(30)	965,135	(8,603)
Transfers of financial instruments:	(17,606)	(214)	6,997	825	10,609	(611)	—	—	—	—
– transfers from stage 1 to stage 2	(70,991)	173	70,991	(173)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	55,182	(380)	(55,182)	380	—	—	—	—	—	—
– transfers to stage 3	(2,056)	7	(9,515)	636	11,571	(643)	—	—	—	—
– transfers from stage 3	259	(14)	703	(18)	(962)	32	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	214	—	(226)	—	(12)	—	—	—	(24)
Net new and further lending/ repayments	58,044	(151)	(29,842)	311	(4,450)	1,219	7	(7)	23,759	1,372
Changes to risk parameters – credit quality	—	112	—	(899)	—	(2,508)	—	(11)	—	(3,306)
Changes to models used for ECL calculation	—	39	—	105	—	—	—	—	—	144
Assets written off	—	—	—	—	(2,925)	2,925	—	—	(2,925)	2,925
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange and others[1,2,3]	(53,384)	53	(4,996)	36	4	(153)	1	(3)	(58,375)	(67)
At 31 Dec 2024	833,036	(645)	74,288	(1,516)	20,177	(5,347)	93	(51)	927,594	(7,559)
ECL income statement change for the period		214		(709)		(1,301)		(18)		(1,814)
Recoveries										40
Others										(126)
Total ECL income statement change for the period										(1,900)
1Total includes $2.9bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale during the year, and a corresponding allowance for ECL of $23m, reflecting business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355.
2Total includes $28.9bn of nominal amount and $20m of corresponding allowance for ECL related to derecognition of loan commitments and financial guarantees following the sale of our banking business in Canada during 2024.
3Total includes $0.3bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our business in Argentina during 2024.

Personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
(Audited)	2025								2024
	Non-credit impaired				Credit impaired				Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total		Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan	656,651	(587)	41,610	(1,158)	3,646	(801)	701,907	(2,546)	650,823	(602)	50,955	(1,434)	3,860	(856)	705,638	(2,892)
Transfers of financial instruments:	7,203	(664)	(9,466)	1,242	2,263	(578)	—	—	(2,023)	(1,045)	(345)	1,477	2,368	(432)	—	—
– transfers from stage 1 to stage 2	(41,104)	225	41,104	(225)	—	—	—	—	(45,220)	246	45,220	(246)	—	—	—	—
– transfers from stage 2 to stage 1	48,706	(861)	(48,706)	861	—	—	—	—	43,549	(1,247)	(43,549)	1,247	—	—	—	—
– transfers to stage 3	(663)	11	(2,655)	756	3,318	(767)	—	—	(743)	9	(2,715)	685	3,458	(694)	—	—
– transfers from stage 3	264	(39)	791	(150)	(1,055)	189	—	—	391	(53)	699	(209)	(1,090)	262	—	—
Net remeasurement of ECL arising from transfer of stage	—	411	—	(378)	—	(9)	—	24	—	745	—	(605)	—	(132)	—	8
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—	—	—	—	—	(25)	—	(25)	—
Net new and further lending/repayments	41,379	(7)	(8,622)	310	(467)	78	32,290	381	29,789	(17)	(7,889)	278	(796)	470	21,104	731
Change to risk parameters – credit quality	—	209	—	(1,165)	—	(1,141)	—	(2,097)	—	251	—	(874)	—	(1,437)	—	(2,060)
Changes to models used for ECL calculation	—	(29)	—	(5)	—	(16)	—	(50)	—	29	—	(109)	—	(20)	—	(100)
Assets written off	—	—	—	—	(1,641)	1,641	(1,641)	1,641	—	—	—	—	(1,534)	1,534	(1,534)	1,534
Foreign exchange and others[1,2,3,4]	13,403	(23)	2,310	(86)	236	(69)	15,949	(178)	(21,938)	52	(1,111)	109	(227)	72	(23,276)	233
At 31 Dec	718,636	(690)	25,832	(1,240)	4,037	(895)	748,505	(2,825)	656,651	(587)	41,610	(1,158)	3,646	(801)	701,907	(2,546)
ECL income statement change for the period		584		(1,238)		(1,088)		(1,742)		1,008		(1,310)		(1,119)		(1,421)
Recoveries								243								220
Others								19								(32)
Total ECL income statement change for the period								(1,480)								(1,233)
1At 31 December 2025, total includes $2.7bn (31 December 2024: $0.8bn) of gross carrying loans and advances to customers, which were classified to assets held for sale, and a corresponding allowance for ECL of $16m (31 December
2024: $23m), reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355.
2This includes $7.2bn of gross carrying loans and advances to customers and corresponding allowance for ECL of $7m in relation to disposal of our retained portfolio of home and other retail loans in France as disclosed in Note 23 on page
355.
3At 31 December 2024, total includes $6.4bn of nominal amount and $1m of corresponding allowance for ECL related to derecognition of loan commitments and financial guarantees following the sale of our banking business in Canada during 2024.
4At December 2024, total includes $2.4bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our business in Argentina during 2024.

First lien residential mortgages – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	344,676	(58)	34,341	(130)	2,474	(285)	381,491	(473)
Transfers of financial instruments:	10,647	(89)	(11,388)	82	741	7	—	—
– transfers from stage 1 to stage 2	(29,872)	9	29,872	(9)	—	—	—	—
– transfers from stage 2 to stage 1	40,658	(84)	(40,658)	84	—	—	—	—
– transfers to stage 3	(289)	—	(1,146)	50	1,435	(50)	—	—
– transfers from stage 3	150	(14)	544	(43)	(694)	57	—	—
Net remeasurement of ECL arising from transfer of stage	—	52	—	(31)	—	(1)	—	20
Net new and further lending/repayments	20,746	(4)	(6,856)	29	(657)	28	13,233	53
Change to risk parameters – credit quality	—	39	—	(43)	—	(104)	—	(108)
Changes to models used for ECL calculation	—	5	—	(4)	—	—	—	1
Assets written off	—	—	—	—	(63)	63	(63)	63
Foreign exchange and others[1,2]	12,254	(5)	2,190	(11)	176	(20)	14,620	(36)
At 31 Dec 2025	388,323	(60)	18,287	(108)	2,671	(312)	409,281	(480)
ECL income statement change for the period		92		(49)		(77)		(34)
Recoveries								6
Others								4
Total ECL income statement change for the period								(24)
1Total includes $2.3bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and a corresponding allowance for ECL of $2m, including business disposals as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355.
2This includes $0.4bn of gross carrying loans and advances to customers and corresponding allowance for ECL of $1m in relation to disposal of our retained portfolio of home and other retail loans in France as disclosed in Note 23 on page 355.

First lien residential mortgages – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees (continued)

	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	340,764	(109)	38,513	(202)	2,258	(264)	381,535	(575)
Transfers of financial instruments:	(3,561)	(232)	2,694	232	867	—	—	—
– transfers from stage 1 to stage 2	(33,524)	23	33,524	(23)	—	—	—	—
– transfers from stage 2 to stage 1	30,113	(244)	(30,113)	244	—	—	—	—
– transfers to stage 3	(290)	6	(1,127)	90	1,417	(96)	—	—
– transfers from stage 3	140	(17)	410	(79)	(550)	96	—	—
Net remeasurement of ECL arising from transfer of stage	—	163	—	(152)	—	(30)	—	(19)
Net new and further lending/repayments	14,008	20	(6,336)	26	(523)	33	7,149	79
Change to risk parameters – credit quality	—	115	—	(73)	—	(103)	—	(61)
Changes to models used for ECL calculation	—	(8)	—	29	—	1	—	22
Assets written off	—	—	—	—	(63)	63	(63)	63
Foreign exchange and others	(6,535)	(7)	(530)	10	(65)	15	(7,130)	18
At 31 Dec 2024	344,676	(58)	34,341	(130)	2,474	(285)	381,491	(473)
ECL income statement change for the period		290		(170)		(99)		21
Recoveries								7
Others								(1)
Total ECL income statement change for the period								27

Credit cards – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	156,312	(280)	3,760	(658)	343	(199)	160,415	(1,137)
Transfers of financial instruments:	(2,134)	(381)	1,322	742	812	(361)	—	—
– transfers from stage 1 to stage 2	(7,206)	144	7,206	(144)	—	—	—	—
– transfers from stage 2 to stage 1	5,138	(518)	(5,138)	518	—	—	—	—
– transfers to stage 3	(122)	3	(828)	408	950	(411)	—	—
– transfers from stage 3	56	(10)	82	(40)	(138)	50	—	—
Net remeasurement of ECL arising from transfer of stage	—	255	—	(246)	—	(4)	—	5
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—
Net new and further lending/repayments	5,503	61	(758)	108	103	34	4,848	203
Change to risk parameters – credit quality	—	39	—	(640)	—	(517)	—	(1,118)
Changes to models used for ECL calculation	—	(34)	—	—	—	(17)	—	(51)
Assets written off	—	—	—	—	(847)	847	(847)	847
Foreign exchange and others	4,118	(14)	147	(43)	23	(14)	4,288	(71)
At 31 Dec 2025	163,799	(354)	4,471	(737)	434	(231)	168,704	(1,322)
ECL income statement change for the period		321		(778)		(504)		(961)
Recoveries								123
Others								(5)
Total ECL income statement change for the period								(843)

At 1 Jan 2024	153,292	(253)	6,547	(698)	450	(144)	160,289	(1,095)
Transfers of financial instruments:	796	(453)	(1,469)	717	673	(264)	—	—
– transfers from stage 1 to stage 2	(6,427)	129	6,427	(129)	—	—	—	—
– transfers from stage 2 to stage 1	7,255	(569)	(7,255)	569	—	—	—	—
– transfers to stage 3	(179)	2	(765)	327	944	(329)	—	—
– transfers from stage 3	147	(15)	124	(50)	(271)	65	—	—
Net remeasurement of ECL arising from transfer of stage	—	280	—	(256)	—	(45)	—	(21)
Changes due to modifications not derecognised	—	—	—	—	(2)	—	(2)	—
Net new and further lending/repayments	9,604	18	(1,122)	127	(1)	194	8,481	339
Change to risk parameters – credit quality	—	79	—	(476)	—	(694)	—	(1,091)
Changes to models used for ECL calculation	—	22	—	(122)	—	1	—	(99)
Assets written off	—	—	—	—	(736)	736	(736)	736
Foreign exchange and others[1]	(7,380)	27	(196)	50	(41)	17	(7,617)	94
At 31 Dec 2024	156,312	(280)	3,760	(658)	343	(199)	160,415	(1,137)
ECL income statement change for the period		399		(727)		(544)		(872)
Recoveries								106
Others								(10)
Total ECL income statement change for the period								(776)
1Total includes $4.5bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our banking business in
Canada and our business in Argentina during 2024.

Other personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	155,663	(249)	3,509	(370)	829	(317)	160,001	(936)
Transfers of financial instruments:	(1,310)	(194)	600	418	710	(224)	—	—
– transfers from stage 1 to stage 2	(4,026)	72	4,026	(72)	—	—	—	—
– transfers from stage 2 to stage 1	2,910	(259)	(2,910)	259	—	—	—	—
– transfers to stage 3	(252)	8	(681)	298	933	(306)	—	—
– transfers from stage 3	58	(15)	165	(67)	(223)	82	—	—
Net remeasurement of ECL arising from transfer of stage	—	104	—	(101)	—	(4)	—	(1)
Changes due to modifications not derecognised	—	—	—	—	—	—	—	—
Net new and further lending/repayments	15,130	(64)	(1,008)	173	87	16	14,209	125
Change to risk parameters – credit quality	—	131	—	(482)	—	(520)	—	(871)
Changes to models used for ECL calculation	—	—	—	(1)	—	1	—	—
Assets written off	—	—	—	—	(731)	731	(731)	731
Foreign exchange and others[1,2]	(2,969)	(4)	(27)	(32)	37	(35)	(2,959)	(71)
At 31 Dec 2025	166,514	(276)	3,074	(395)	932	(352)	170,520	(1,023)
ECL income statement change for the period		171		(411)		(507)		(747)
Recoveries								114
Others								20
Total ECL income statement change for the period								(613)
1Total includes $0.4bn of gross carrying loans and advances, which were classified to assets held for sale, and a corresponding allowance for ECL of $11m, reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355.
2This includes $6.8bn of gross carrying loans and advances to customers and corresponding allowance for ECL of $6m in relation to disposal of our retained portfolio of home and other retail loans in France as disclosed in Note 23 on page 355.

Other personal lending – reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to customers including loan commitments and financial guarantees (continued)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	156,767	(240)	5,895	(534)	1,152	(448)	163,814	(1,222)
Transfers of financial instruments:	742	(360)	(1,570)	528	828	(168)	—	—
– transfers from stage 1 to stage 2	(5,269)	94	5,269	(94)	—	—	—	—
– transfers from stage 2 to stage 1	6,181	(434)	(6,181)	434	—	—	—	—
– transfers to stage 3	(274)	1	(823)	268	1,097	(269)	—	—
– transfers from stage 3	104	(21)	165	(80)	(269)	101	—	—
Net remeasurement of ECL arising from transfer of stage	—	302	—	(197)	—	(57)	—	48
Changes due to modifications not derecognised	—	—	—	—	(23)	—	(23)	—
Net new and further lending/repayments	6,177	(55)	(431)	125	(272)	243	5,474	313
Change to risk parameters – credit quality	—	57	—	(325)	—	(640)	—	(908)
Changes to models used for ECL calculation	—	15	—	(16)	—	(22)	—	(23)
Assets written off	—	—	—	—	(735)	735	(735)	735
Foreign exchange and others[1,2]	(8,023)	32	(385)	49	(121)	40	(8,529)	121
At 31 Dec 2024	155,663	(249)	3,509	(370)	829	(317)	160,001	(936)
ECL income statement change for the period		319		(413)		(476)		(570)
Recoveries								107
Others								(21)
Total ECL income statement change for the period								(484)
1Total includes $0.3bn of gross carrying loans and advances, which were classified to assets held for sale, and a corresponding allowance for ECL of $10m, reflecting business disposals, as disclosed in Note 23 ‘Assets held for sale and liabilities of disposal groups held for sale’ on page 355.
2Total includes $4.4bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our banking business in
Canada during 2024.

Disclosure of compliance with regulatory capital requirements under banking regulations

Own funds disclosure
(Table audited)		At
		31 Dec 2025	31 Dec 2024
Ref*		$m	$m
	Common equity tier 1 capital: instruments and reserves
1	Capital instruments and the related share premium accounts	8,699	22,378
	– ordinary shares	8,699	22,378
2	Retained earnings	152,936	138,959
3	Accumulated other comprehensive income (and other reserves)	(27)	(8,410)
5	Minority interests (amount allowed in consolidated CET1)	3,303	3,960
5a	Independently reviewed net profits net of any foreseeable charge or dividend	8,076	7,184
6	Common equity tier 1 capital before regulatory adjustments	172,987	164,071
28	Total regulatory adjustments to common equity tier 1	(40,394)	(39,160)
29	Common equity tier 1 capital	132,593	124,911
36	Additional tier 1 capital before regulatory adjustments	20,874	19,286
43	Total regulatory adjustments to additional tier 1 capital	(70)	(70)
44	Additional tier 1 capital	20,804	19,216
45	Tier 1 capital	153,397	144,127
51	Tier 2 capital before regulatory adjustments	30,167	29,334
57	Total regulatory adjustments to tier 2 capital	(1,193)	(1,075)
58	Tier 2 capital	28,974	28,259
59	Total capital	182,371	172,386
*The references identify lines prescribed in the PRA template, which are applicable and where there is a value.

Disclosure of funding sources and uses

Funding sources
(Audited)
	2025	2024
	$m	$m
Customer accounts	1,786,828	1,654,955
Deposits by banks	97,952	73,997
Repurchase agreements – non-trading	204,974	180,880
Debt securities in issue	99,675	105,785
Cash collateral, margin, settlement accounts and items in course of transmission to other banks	91,087	82,732
Liabilities of disposal groups held for sale	23,382	29,011
Subordinated liabilities	28,406	25,958
Financial liabilities designated at fair value	158,456	138,727
Insurance contract liabilities	122,955	107,629
Trading liabilities	72,122	65,982
– repos	13,113	14,806
– stock lending	6,250	3,525
– other trading liabilities	52,759	47,651
Total equity	205,666	192,273
Other balance sheet liabilities	341,531	359,119
At 31 Dec	3,233,034	3,017,048

Funding uses
(Audited)
	2025	2024
	$m	$m
Loans and advances to customers	988,399	930,658
Loans and advances to banks	108,462	102,039
Reverse repurchase agreements – non-trading	298,392	252,549
Cash collateral, margin, settlement accounts and items in course of collection from other banks	87,667	78,538
Assets held for sale	11,115	27,234
Trading assets	366,153	314,842
– reverse repos	18,449	16,823
– stock borrowing	14,947	8,374
– other trading assets	332,757	289,645
Financial investments	567,211	493,166
Cash and balances with central banks	242,859	267,674
Other balance sheet assets	562,776	550,348
At 31 Dec	3,233,034	3,017,048

Disclosure of value at risk (VaR)	The Group non-trading VaR for 2025 is shown in the table below.

Non-trading VaR, 99% 10 day
(Audited)
	Interest rate	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m
Balance at 31 Dec 2025	499.6	149.6	(102.5)	546.6
Average	465.2	190.8	(115.8)	540.1
Maximum	575.3	254.6		617.5
Minimum	378.9	93.9		458.0

Balance at 31 Dec 2024	528.4	246.1	(220.7)	553.8
Average	603.7	315.1	(222.9)	695.8
Maximum	1,000.6	369.1		1,097.6
Minimum	292.1	242.4		408.7
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types – such as interest rate and credit spreads – together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum and minimum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for these measures.
2The total VaR is non-additive across risk types due to diversification effects.
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[1]
(Audited)	At 31 Dec 2025						At 31 Dec 2024
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total[2]	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total[2]
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Balance	13.9	18.9	17.1	8.5	(19.5)	38.9	14.6	34.9	16.3	8.2	(35.7)	38.3
Average	13.6	27.5	16.3	10.1	(29.1)	38.5	15.2	48.3	14.8	9.9	(35.1)	53.1
Maximum	26.9	54.9	24.6	17.9		57.1	29.8	78.1	20.5	13.1		83.3
Minimum	6.2	17.1	12.3	6.4		27.3	6.9	24.8	12.7	6.6		37.0
1See page 199 for our definition of ‘Portfolio diversification’.
2The total VaR is non-additive across risk types due to diversification effects.

Disclosure of balance sheet amounts related to insurance manufacturing subsidiaries

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
	Life direct participating and investment DPF contracts	Life other contracts	Other contracts	Shareholder assets and liabilities	Total
At 31 Dec 2025	$m	$m	$m	$m	$m
Financial assets	111,078	5,277	5,672	5,405	127,432
–financial assets designated and otherwise mandatorily measured at fair value through profit or loss	106,705	4,984	4,337	579	116,605
– derivatives	136	8	—	—	144
– financial investments – at amortised cost	609	115	1,010	3,654	5,388
– financial assets at fair value through other comprehensive income	—	—	3	214	217
– other financial assets	3,628	170	322	958	5,078
Insurance contract assets	12	98	—	—	110
Reinsurance contract assets	—	5,948	—	—	5,948
Assets held for sale[1]	4,748	258	1,347	271	6,624
Other assets and investment properties	1,785	118	45	2,696	4,644
Total assets	117,623	11,699	7,064	8,372	144,758
Liabilities under investment contracts designated at fair value	—	—	5,288	—	5,288
Insurance contract liabilities	117,107	4,761	—	—	121,868
Reinsurance contract liabilities	—	680	—	—	680
Liabilities of disposal groups held for sale[1]	4,734	234	—	1,418	6,386
Other liabilities	—	—	—	3,821	3,821
Total liabilities	121,841	5,675	5,288	5,239	138,043
Total equity	—	—	—	6,715	6,715
Total liabilities and equity	121,841	5,675	5,288	11,954	144,758

Balance sheet of insurance manufacturing subsidiaries by type of contract (continued)
(Audited)
	Life direct participating and investment DPF contracts	Life other contracts	Other contracts	Shareholder assets and liabilities	Total
At 31 Dec 2024	$m	$m	$m	$m	$m
Financial assets	98,676	4,452	6,227	5,967	115,322
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	94,327	4,233	4,839	690	104,089
– derivatives	207	7	1	—	215
– financial investments – at amortised cost	545	90	1,060	4,335	6,030
– financial assets at fair value through other comprehensive income	—	—	6	73	79
– other financial assets	3,597	122	321	869	4,909
Insurance contract assets	14	104	—	—	118
Reinsurance contract assets	—	5,013	—	—	5,013
Assets held for sale[1]	22,855	—	—	1,367	24,222
Other assets and investment properties	1,792	64	36	1,970	3,862
Total assets	123,337	9,633	6,263	9,304	148,537
Liabilities under investment contracts designated at fair value	—	—	5,931	—	5,931
Insurance contract liabilities	102,605	4,427	—	—	107,032
Reinsurance contract liabilities	—	701	—	—	701
Liabilities of disposal groups held for sale[1]	21,772	39	—	1,609	23,420
Other liabilities	—	—	—	4,438	4,438
Total liabilities	124,377	5,167	5,931	6,047	141,522
Total equity	—	—	—	7,015	7,015
Total liabilities and equity	124,377	5,167	5,931	13,062	148,537
1HSBC Life (UK) Limited is classified as held for sale at 31 December 2025. HSBC Assurances Vie (France) was classified as held for sale at 31 December 2024.
Further details are provided on page 355.

Disclosure of insurance subsidiaries sensitivity analysis to market risk

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
	2025			2024
	Effect on CSM	Effect on profit after tax for the year	Effect on total equity	Effect on CSM	Effect on profit after tax for the year	Effect on total equity
	$m	$m	$m	$m	$m	$m
+100 basis point parallel shift in yield curves	(370)	36	36	(155)	83	52
-100 basis point parallel shift in yield curves	(51)	(127)	(127)	(249)	(217)	(186)
+100 basis point shift in credit spreads	(918)	(15)	(15)	(907)	(84)	(115)
-100 basis point shift in credit spreads	897	74	74	876	60	91
10% increase in growth assets[1]	461	64	64	467	73	73
10% decrease in growth assets[1]	(533)	(75)	(75)	(514)	(79)	(79)
10% appreciation in US dollar exchange rate against local functional currency	102	20	20	71	17	17
10% depreciation in US dollar exchange rate against local functional currency	(75)	(15)	(15)	(26)	(3)	(3)
1‘Growth assets’ primarily comprise equity securities and investment properties. Variability in growth asset fair value constitutes a market risk to insurance manufacturing subsidiaries.

Disclosure of amounts payable on demand	The amounts of insurance contract liabilities that are payable on demand are set out by the product grouping below and exclude insurance businesses classified as held for sale (2025: HSBC Life (UK)
Limited; 2024: HSBC Assurances Vie (France). Further details are provided on page 355.

Amounts payable on demand
(Audited)
	2025		2024
	Amounts payable on demand	Carrying amount for these contracts	Amounts payable on demand	Carrying amount for these contracts
	$m	$m	$m	$m
Life direct participating and investment DPF contracts	108,416	117,107	98,275	102,605
Life other contracts	3,820	4,761	2,960	4,427
At 31 Dec	112,236	121,868	101,235	107,032

Disclosure of insurance subsidiaries sensitivity analysis to insurance risk

Sensitivity of HSBC’s insurance manufacturing subsidiaries to insurance underwriting risk factors
(Audited)
	Effect on CSM	Effect on profit after tax for the year	Effect on total equity
At 31 Dec 2025	$m	$m	$m
10% increase in lapse rates	(310)	(6)	(6)
10% decrease in lapse rates	322	3	3
5% increase in mortality and/or morbidity rates	(85)	(15)	(17)
5% decrease in mortality and/or morbidity rates	87	12	14
10% increase in expense rates	(48)	(14)	(14)
10% decrease in expense rates	49	12	12

At 31 Dec 2024
10% increase in lapse rates	(282)	(21)	(30)
10% decrease in lapse rates	297	23	36
5% increase in mortality and/or morbidity rates	(92)	(16)	(20)
5% decrease in mortality and/or morbidity rates	102	14	23
10% increase in expense rates	(66)	(11)	(15)
10% decrease in expense rates	68	12	15